UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2012


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GLOBAL OPPORTUNITIES FUND
SEPTEMBER 30, 2012

                                                                      (Form N-Q)

88397-1112                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GLOBAL OPPORTUNITIES FUND
September 30, 2012 (unaudited)

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES     SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (93.5%)

              COMMON STOCKS (53.9%)

              CONSUMER DISCRETIONARY (5.4%)
              -----------------------------
              ADVERTISING (0.1%)
     3,820    Hakuhodo Dy Holdings, Inc.                                                   $       257
     1,019    Publicis Groupe S.A.                                                                  57
                                                                                           -----------
                                                                                                   314
                                                                                           -----------
              APPAREL RETAIL (0.9%)
    19,300    American Eagle Outfitters, Inc.                                                      407
    15,100    Ascena Retail Group, Inc.*                                                           324
    15,400    Foot Locker, Inc.(a)                                                                 547
    21,500    Gap, Inc.                                                                            769
     1,077    Hennes & Mauritz AB "B"                                                               37
     1,695    Industria de Diseno Textil S.A.                                                      211
     5,200    Ross Stores, Inc.                                                                    336
     1,100    Shimamura Co. Ltd.                                                                   128
    13,800    TJX Companies, Inc.                                                                  618
                                                                                           -----------
                                                                                                 3,377
                                                                                           -----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
       585    Adidas - Salomon AG                                                                   48
       399    Christian Dior S.A.(a)                                                                53
     3,197    Compagnie Financiere Richemont S.A.                                                  192
       405    LVMH Moet Hennessy - Louis Vuitton S.A.(a)                                            61
                                                                                           -----------
                                                                                                   354
                                                                                           -----------
              AUTO PARTS & EQUIPMENT (0.2%)
     1,115    Continental AG                                                                       109
     2,700    Denso Corp.                                                                           85
     7,000    Lear Corp.                                                                           265
    10,100    Toyoda Gosei Co. Ltd.                                                                202
    12,900    Toyota Boshoku Corp.                                                                 134
                                                                                           -----------
                                                                                                   795
                                                                                           -----------
              AUTOMOBILE MANUFACTURERS (0.4%)
    10,000    Daihatsu Motor Co., Ltd.                                                             167
     1,242    Daimler AG(a)                                                                         60
     7,273    Fiat S.p.A.*                                                                          39
    30,000    Fuji Heavy Industries Ltd.                                                           249
    19,900    General Motors Co.*                                                                  453
       200    Honda Motor Co. Ltd.                                                                   6
    16,000    Isuzu Motors Ltd.                                                                     77
     9,000    Nissan Motor Co. Ltd.                                                                 77
     6,800    Suzuki Motor Corp.                                                                   132
     8,000    Thor Industries, Inc.                                                                290
     4,900    Toyota Motor Corp.(a)                                                                191
                                                                                           -----------
                                                                                                 1,741
                                                                                           -----------

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1  | USAA Global Opportunities Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES     SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
              AUTOMOTIVE RETAIL (0.0%)
     1,020    USS Co. Ltd.                                                                 $       108
                                                                                           -----------
              BROADCASTING (0.2%)
    10,300    CBS Corp. "B"(a)                                                                     374
   133,193    ITV plc(a)                                                                           190
                                                                                           -----------
                                                                                                   564
                                                                                           -----------
              CABLE & SATELLITE (0.5%)
     2,810    British Sky Broadcasting Group plc(a)                                                 34
       600    Charter Communications, Inc. "A"*                                                     45
    38,900    Comcast Corp. "A"(a)                                                               1,392
     5,800    Time Warner Cable, Inc.                                                              551
                                                                                           -----------
                                                                                                 2,022
                                                                                           -----------
              CASINOS & GAMING (0.0%)
    31,000    Galaxy Entertainment Group Ltd.*                                                     104
       200    Sands China Ltd.                                                                       1
     7,000    SJM Holdings Ltd.                                                                     15
                                                                                           -----------
                                                                                                   120
                                                                                           -----------
              COMPUTER & ELECTRONICS RETAIL (0.1%)
    22,200    GameStop Corp. "A"(a)                                                                466
                                                                                           -----------
              CONSUMER ELECTRONICS (0.1%)
     9,000    Garmin Ltd.                                                                          376
       600    Sony Corp.                                                                             7
                                                                                           -----------
                                                                                                   383
                                                                                           -----------
              DEPARTMENT STORES (0.2%)
     5,000    Dillard's, Inc. "A"                                                                  362
     9,600    Macy's, Inc.(a)                                                                      361
       784    Next plc                                                                              44
     3,500    Sears Holdings Corp.*                                                                194
                                                                                           -----------
                                                                                                   961
                                                                                           -----------
              HOME IMPROVEMENT RETAIL (0.5%)
    24,400    Home Depot, Inc.(a)                                                                1,473
    12,100    Lowe's Companies, Inc.                                                               366
                                                                                           -----------
                                                                                                 1,839
                                                                                           -----------
              HOMEBUILDING (0.0%)
     5,000    Sekisui House Ltd.                                                                    50
                                                                                           -----------
              HOMEFURNISHING RETAIL (0.1%)
    17,300    Aaron's, Inc.(a)                                                                     481
                                                                                           -----------
              HOTELS, RESORTS & CRUISE LINES (0.2%)
    15,800    Marriott International, Inc. "A"                                                     618
     2,027    TUI Travel plc                                                                         7
                                                                                           -----------
                                                                                                   625
                                                                                           -----------
              HOUSEHOLD APPLIANCES (0.1%)
     2,800    Whirlpool Corp.                                                                      232
                                                                                           -----------
              INTERNET RETAIL (0.2%)
     2,500    Amazon.com, Inc.*                                                                    636
     5,400    Expedia, Inc.                                                                        312
                                                                                           -----------
                                                                                                   948
                                                                                           -----------
              LEISURE FACILITIES (0.0%)
       500    Oriental Land Co. Ltd.                                                                66
                                                                                           -----------
              LEISURE PRODUCTS (0.1%)
    10,700    Namco Bandai Holdings, Inc.                                                          181
     4,000    Sega Sammy Holdings, Inc.                                                             76

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES     SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
     2,000    Shimano, Inc.                                                                $       146
                                                                                           -----------
                                                                                                   403
                                                                                           -----------
              MOVIES & ENTERTAINMENT (0.6%)
     8,700    Madison Square Garden, Inc. "A"*                                                     350
    16,200    News Corp. "A"(a)                                                                    398
     9,666    Time Warner, Inc.(a)                                                                 438
    24,000    Walt Disney Co.(a)                                                                 1,255
                                                                                           -----------
                                                                                                 2,441
                                                                                           -----------
              PUBLISHING (0.3%)
    23,400    Gannett Co., Inc.                                                                    416
     9,400    McGraw-Hill Companies, Inc.                                                          513
     1,876    Wolters Kluwer N.V.                                                                   35
                                                                                           -----------
                                                                                                   964
                                                                                           -----------
              RESTAURANTS (0.3%)
    11,100    Brinker International, Inc.                                                          392
     5,400    McDonald's Corp.(a)                                                                  495
     6,000    Starbucks Corp.(a)                                                                   305
     3,387    Whitbread plc                                                                        124
                                                                                           -----------
                                                                                                 1,316
                                                                                           -----------
              SPECIALTY STORES (0.1%)
     7,500    PetSmart, Inc.                                                                       517
                                                                                           -----------
              TIRES & RUBBER (0.1%)
     1,290    Compagnie Generale des Etablissements Michelin                                       101
    23,000    Goodyear Tire & Rubber Co.*                                                          280
                                                                                           -----------
                                                                                                   381
                                                                                           -----------
              Total Consumer Discretionary                                                      21,468
                                                                                           -----------

              CONSUMER STAPLES (5.7%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.2%)
     5,700    Bunge Ltd.                                                                           382
   293,000    Golden Agri-Resources Ltd.                                                           158
     4,600    Ingredion, Inc.                                                                      254
                                                                                           -----------
                                                                                                   794
                                                                                           -----------
              BREWERS (0.2%)
     1,400    Asahi Breweries Ltd.                                                                  35
       227    Heineken Holding N.V.                                                                 11
     1,125    Heineken N.V.                                                                         67
     4,190    InBev N.V.(a)                                                                        356
     3,806    SABMiller plc                                                                        167
                                                                                           -----------
                                                                                                   636
                                                                                           -----------
              DISTILLERS & VINTNERS (0.1%)
     4,800    Beam, Inc.                                                                           276
     6,663    Diageo plc(a)                                                                        187
                                                                                           -----------
                                                                                                   463
                                                                                           -----------
              DRUG RETAIL (0.3%)
    21,700    CVS Caremark Corp.(a)                                                              1,051
    10,200    Walgreen Co.                                                                         371
                                                                                           -----------
                                                                                                 1,422
                                                                                           -----------
              FOOD RETAIL (0.7%)
       885    Casino Guichard-Perrachon S.A.                                                        78
    54,722    J Sainsbury plc                                                                      307
    15,605    Koninklijke Ahold N.V.(a)                                                            195
    25,800    Kroger Co.                                                                           607
     5,300    Seven & I Holdings Co. Ltd.                                                          163
    19,057    Tesco plc(a)                                                                         102

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3  | USAA Global Opportunities Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES     SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
     5,300    The Fresh Market, Inc.*                                                      $       318
     7,900    Whole Foods Market, Inc.(a)                                                          770
    24,888    William Morrison Supermarket plc                                                     115
                                                                                           -----------
                                                                                                 2,655
                                                                                           -----------
              HOUSEHOLD PRODUCTS (0.8%)
     5,200    Colgate-Palmolive Co.                                                                558
     8,500    Kimberly-Clark Corp.                                                                 729
    26,400    Procter & Gamble Co.(a)                                                            1,831
     2,940    Reckitt Benckiser Group plc(a)                                                       169
                                                                                           -----------
                                                                                                 3,287
                                                                                           -----------
              HYPERMARKETS & SUPER CENTERS (0.5%)
     3,700    Aeon Co. Ltd.(a)                                                                      42
     3,500    Costco Wholesale Corp.                                                               350
    20,400    Wal-Mart Stores, Inc.(a)                                                           1,506
     5,843    Wesfarmers Ltd.(a)                                                                   208
                                                                                           -----------
                                                                                                 2,106
                                                                                           -----------
              PACKAGED FOODS & MEAT (0.9%)
    16,700    ConAgra Foods, Inc.                                                                  461
     1,772    DANONE S.A.                                                                          109
    14,900    Dean Foods Co.*(a)                                                                   244
     4,600    Hershey Co.                                                                          326
     3,100    J.M. Smucker Co.                                                                     268
    20,600    Kraft Foods, Inc. "A"(a)                                                             852
    11,832    Nestle S.A.(a)                                                                       746
     8,736    Suedzucker AG                                                                        309
     6,068    Tate & Lyle plc                                                                       65
     7,611    Unilever N.V.(a)                                                                     269
       635    Unilever plc(a)                                                                       23
                                                                                           -----------
                                                                                                 3,672
                                                                                           -----------
              PERSONAL PRODUCTS (0.1%)
       508    L'Oreal S.A.                                                                          63
     5,100    Nu Skin Enterprises, Inc. "A"                                                        198
                                                                                           -----------
                                                                                                   261
                                                                                           -----------
              SOFT DRINKS (0.8%)
    40,900    Coca-Cola Co.(a)                                                                   1,551
     6,300    Dr. Pepper Snapple Group, Inc.                                                       281
    16,900    PepsiCo, Inc.                                                                      1,196
                                                                                           -----------
                                                                                                 3,028
                                                                                           -----------
              TOBACCO (1.1%)
    31,500    Altria Group, Inc.(a)                                                              1,052
     6,291    British American Tobacco plc(a)                                                      323
     5,548    Imperial Tobacco Group plc(a)                                                        205
     9,200    Japan Tobacco, Inc.                                                                  276
     4,100    Lorillard, Inc.                                                                      477
    25,000    Philip Morris International, Inc.(a)                                               2,249
                                                                                           -----------
                                                                                                 4,582
                                                                                           -----------
              Total Consumer Staples                                                            22,906
                                                                                           -----------

              ENERGY (5.5%)
              -------------
              INTEGRATED OIL & GAS (3.0%)
     2,908    BG Group plc(a)                                                                       59
    94,674    BP plc(a)                                                                            667
    25,700    Chevron Corp.(a)                                                                   2,996
    19,306    ENI S.p.A.(a)                                                                        422
    56,200    Exxon Mobil Corp.(a)                                                               5,139
     9,200    Murphy Oil Corp.(a)                                                                  494
     7,800    Occidental Petroleum Corp.(a)                                                        671
     1,451    OMV AG                                                                                51

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                                                   Portfolio of Investments |  4

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES     SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
    13,176    Royal Dutch Shell plc "A"(a)                                                 $       456
     9,193    Royal Dutch Shell plc "B"(a)                                                         326
    10,444    Statoil ASA(a)                                                                       270
     8,726    Total S.A.(a)                                                                        433
                                                                                           -----------
                                                                                                11,984
                                                                                           -----------
              OIL & GAS DRILLING (0.2%)
     4,800    Diamond Offshore Drilling, Inc.                                                      316
     6,060    Seadrill Ltd.                                                                        237
     1,420    Transocean Ltd.                                                                       63
                                                                                           -----------
                                                                                                   616
                                                                                           -----------
              OIL & GAS EQUIPMENT & SERVICES (0.5%)
     2,110    AMEC plc                                                                              39
     7,200    National-Oilwell Varco, Inc.(a)                                                      577
     6,032    Petrofac Ltd.                                                                        155
    15,000    Schlumberger Ltd.                                                                  1,085
        55    Technip S.A.                                                                           6
                                                                                           -----------
                                                                                                 1,862
                                                                                           -----------
              OIL & GAS EXPLORATION & PRODUCTION (0.7%)
     5,600    Anadarko Petroleum Corp.(a)                                                          391
     2,300    Apache Corp.(a)                                                                      199
    12,600    Chesapeake Energy Corp.                                                              238
    15,400    ConocoPhillips(a)                                                                    881
     4,000    EOG Resources, Inc.(a)                                                               448
    20,600    Marathon Oil Corp.                                                                   609
     3,521    Tullow Oil plc                                                                        78
                                                                                           -----------
                                                                                                 2,844
                                                                                           -----------
              OIL & GAS REFINING & MARKETING (1.0%)
    14,000    HollyFrontier Corp.                                                                  578
       200    Idemitsu Kosan Co. Ltd.                                                               16
    17,500    Marathon Petroleum Corp.                                                             955
    16,100    Phillips 66 Co.                                                                      747
    25,300    Tesoro Corp.                                                                       1,060
    26,100    Valero Energy Corp.(a)                                                               827
                                                                                           -----------
                                                                                                 4,183
                                                                                           -----------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    11,700    Williams Companies, Inc.                                                             409
                                                                                           -----------
              Total Energy                                                                      21,898
                                                                                           -----------

              FINANCIALS (9.5%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
    39,557    Aberdeen Asset Management plc                                                        199
    18,500    American Capital Ltd.*                                                               210
    16,800    Ares Capital Corp.                                                                   288
    10,000    Bank of New York Mellon Corp.                                                        226
       595    Julius Baer Holding AG "B"                                                             8
     7,900    State Street Corp.(a)                                                                331
                                                                                           -----------
                                                                                                 1,262
                                                                                           -----------
              CONSUMER FINANCE (0.6%)
    13,300    American Express Co.                                                                 756
    12,000    Capital One Financial Corp.(a)                                                       684
    15,900    Discover Financial Services(a)                                                       632
    20,500    SLM Corp.                                                                            322
                                                                                           -----------
                                                                                                 2,394
                                                                                           -----------
              DIVERSIFIED BANKS (1.9%)
    14,000    Aozora Bank Ltd.                                                                      43
     5,697    Australia and New Zealand Banking Group Ltd.(a)                                      146
    14,485    Banco Santander S.A.*(a)                                                             108

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5  | USAA Global Opportunities Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES     SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
   109,343    Barclays plc(a)                                                              $       379
     1,345    BNP Paribas S.A.(a)                                                                   64
    98,500    BOC Hong Kong Holdings Ltd.                                                          313
     5,018    Commonwealth Bank of Australia(a)                                                    290
    11,000    DBS Group Holdings Ltd.                                                              129
    95,234    HSBC Holdings plc(a)                                                                 882
    68,100    Mitsubishi UFJ Financial Group, Inc.(a)                                              319
   193,700    Mizuho Financial Group, Inc.(a)                                                      315
     8,557    National Australia Bank Ltd.(a)                                                      226
    12,000    Overseas Chinese Town Asia Holdings Ltd.                                              91
    22,917    Skandinaviska Enskilda Banken "A"                                                    192
     4,175    Standard Chartered plc                                                                95
     9,300    Sumitomo Mitsui Financial Group, Inc.(a)                                             291
     8,000    Sumitomo Mitsui Trust Holdings, Inc.                                                  24
     7,428    Svenska Handelsbanken AB "A"                                                         278
    17,853    Swedbank AB "A"(a)                                                                   336
    20,200    U.S. Bancorp                                                                         693
     2,000    United Overseas Bank Ltd.                                                             32
    53,000    Wells Fargo & Co.(a)                                                               1,830
    15,853    Westpac Banking Corp.(a)                                                             409
                                                                                           -----------
                                                                                                 7,485
                                                                                           -----------
              DIVERSIFIED CAPITAL MARKETS (0.0%)
     2,720    Deutsche Bank AG(a)                                                                  108
     4,285    UBS AG                                                                                52
                                                                                           -----------
                                                                                                   160
                                                                                           -----------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.2%)
    26,145    Lend Lease Group                                                                     213
    13,000    Sun Hung Kai Properties Ltd.                                                         190
    13,000    Tokyu Land Corp.                                                                      70
     5,000    UOL Group Ltd.(a)                                                                     23
    21,000    Wharf Holdings Ltd.                                                                  145
                                                                                           -----------
                                                                                                   641
                                                                                           -----------
              INVESTMENT BANKING & BROKERAGE (0.2%)
     5,700    Goldman Sachs Group, Inc.                                                            648
    14,100    Morgan Stanley                                                                       236
                                                                                           -----------
                                                                                                   884
                                                                                           -----------
              LIFE & HEALTH INSURANCE (0.2%)
     6,490    AEGON N.V.                                                                            34
    38,456    Legal & General Group plc(a)                                                          82
    24,576    Old Mutual plc                                                                        67
     6,000    Prudential Financial, Inc.                                                           327
    17,857    Prudential plc                                                                       231
    15,875    Standard Life plc                                                                     70
        82    Swiss Life Holding                                                                    10
                                                                                           -----------
                                                                                                   821
                                                                                           -----------
              MULTI-LINE INSURANCE (0.3%)
       545    Allianz Holding AG                                                                    65
    13,200    American International Group, Inc.(a)                                                433
    22,413    AXA S.A.(a)                                                                          334
     2,454    Sampo OYJ "A"                                                                         76
       310    Zurich Financial Services AG(a)                                                       77
                                                                                           -----------
                                                                                                   985
                                                                                           -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
   126,100    Bank of America Corp.(a)                                                           1,113
    39,210    Citigroup, Inc.(a)                                                                 1,283
    45,000    JPMorgan Chase & Co.(a)                                                            1,822
     1,750    ORIX Corp.                                                                           176
                                                                                           -----------
                                                                                                 4,394
                                                                                           -----------

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES     SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
              PROPERTY & CASUALTY INSURANCE (1.5%)
     3,079    Admiral Group                                                                $        53
     3,000    Allied World Assurance Co.                                                           232
    12,500    Allstate Corp.(a)                                                                    495
    13,800    Assured Guaranty Ltd.                                                                188
    20,100    Berkshire Hathaway, Inc. "B"(a)                                                    1,773
     5,900    Chubb Corp.                                                                          450
     9,900    Cincinnati Financial Corp.(a)                                                        375
    23,600    Fidelity National Financial, Inc. "A"(a)                                             505
     5,197    Insurance Australia Group Ltd.                                                        24
       668    Markel Corp.*                                                                        306
    40,300    MBIA, Inc.*                                                                          408
     7,900    Travelers Companies, Inc.                                                            539
       700    White Mountains Insurance Group Ltd.                                                 359
    18,400    XL Group plc                                                                         442
                                                                                           -----------
                                                                                                 6,149
                                                                                           -----------
              REAL ESTATE DEVELOPMENT (0.1%)
    11,000    Cheung Kong Holdings Ltd.                                                            161
    50,000    Keppel Land Ltd.                                                                     145
    47,000    Sino Land Co.                                                                         88
                                                                                           -----------
                                                                                                   394
                                                                                           -----------
              REAL ESTATE OPERATING COMPANIES (0.0%)
    10,000    Hysan Development Co., Ltd.                                                           46
    20,174    Immofinanz AG(a)                                                                      73
                                                                                           -----------
                                                                                                   119
                                                                                           -----------
              REGIONAL BANKS (0.9%)
    24,900    Associated Banc Corp.                                                                328
        12    Banque Cantonale Vaudois                                                               6
    10,400    BB&T Corp.                                                                           345
     8,800    Fifth Third Bancorp                                                                  137
    64,100    KeyCorp(a)                                                                           560
    20,500    Popular, Inc.*                                                                       357
    87,100    Regions Financial Corp.(a)                                                           628
    26,100    Resona Holdings, Inc.(a)                                                             107
    20,100    SunTrust Banks, Inc.                                                                 568
    26,100    Zions Bancorp.                                                                       539
                                                                                           -----------
                                                                                                 3,575
                                                                                           -----------
              REINSURANCE (0.6%)
     7,100    Arch Capital Group Ltd.*                                                             296
     5,000    Everest Re Group Ltd.                                                                535
     1,613    Hannover Rueckversicherungs(a)                                                       103
     1,466    Muenchener Rueckversicherungs-Gesellschaft AG                                        229
     2,500    PartnerRe Ltd.                                                                       185
     3,100    RenaissanceRe Holdings Ltd.                                                          239
     5,628    Swiss Re Ltd.                                                                        362
    14,700    Validus Holdings Ltd.                                                                498
                                                                                           -----------
                                                                                                 2,447
                                                                                           -----------
              REITs - DIVERSIFIED (0.0%)
    37,000    BGP Holdings plc, acquired 8/06/2009; cost: $0*(b),(c)                                --
    29,020    GPT Group                                                                            102
                                                                                           -----------
                                                                                                   102
                                                                                           -----------
              REITs - INDUSTRIAL (0.0%)
     6,972    Macquarie Goodman Group                                                               29
                                                                                           -----------
              REITs - MORTGAGE (0.1%)
   136,600    Chimera Investment Corp.                                                             370
                                                                                           -----------
              REITs - OFFICE (0.2%)
    28,800    Brandywine Realty Trust                                                              351

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7  | USAA Global Opportunities Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES     SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
    22,400    Duke Realty Corp.                                                            $       329
                                                                                           -----------
                                                                                                   680
                                                                                           -----------
              REITs - RESIDENTIAL (0.2%)
     9,000    Apartment Investment & Management Co. "A"                                            234
     9,800    Post Properties, Inc.                                                                470
                                                                                           -----------
                                                                                                   704
                                                                                           -----------
              REITs - RETAIL (0.6%)
    31,700    CBL & Associates Properties, Inc.                                                    677
    14,849    Centro Retail Australia                                                               32
    66,535    CFS Retail Property Trust                                                            133
     4,600    General Growth Properties                                                             90
    47,000    Link REIT                                                                            222
     4,400    Simon Property Group, Inc.(a)                                                        668
     5,500    Taubman Centers, Inc.                                                                422
    93,258    Westfield Retail Trust                                                               280
                                                                                           -----------
                                                                                                 2,524
                                                                                           -----------
              REITs - SPECIALIZED (0.4%)
    11,300    Extra Space Storage, Inc.                                                            376
    16,500    Hospitality Properties Trust                                                         392
    33,900    Weyerhaeuser Co.                                                                     886
                                                                                           -----------
                                                                                                 1,654
                                                                                           -----------
              THRIFTS & MORTGAGE FINANCE (0.1%)
    34,800    Hudson City Bancorp, Inc.                                                            277
                                                                                           -----------
              Total Financials                                                                  38,050
                                                                                           -----------

              HEALTH CARE (6.9%)
              ------------------
              BIOTECHNOLOGY (1.0%)
     2,800    Alexion Pharmaceuticals, Inc.*(a)                                                    320
    15,700    Amgen, Inc.(a)                                                                     1,324
     3,500    Biogen Idec, Inc.*                                                                   522
     3,400    Celgene Corp.*                                                                       260
     4,079    CSL Ltd.                                                                             195
     4,300    Gilead Sciences, Inc.*                                                               285
     5,600    Onyx Pharmaceuticals, Inc.*                                                          473
     3,700    Regeneron Pharmaceuticals, Inc.*                                                     565
                                                                                           -----------
                                                                                                 3,944
                                                                                           -----------
              HEALTH CARE DISTRIBUTORS (0.2%)
     7,600    McKesson Corp.(a)                                                                    654
                                                                                           -----------
              HEALTH CARE EQUIPMENT (0.3%)
    11,500    CareFusion Corp.*                                                                    326
    16,000    Hologic, Inc.*                                                                       324
    10,200    ResMed, Inc.                                                                         413
                                                                                           -----------
                                                                                                 1,063
                                                                                           -----------
              HEALTH CARE FACILITIES (0.4%)
    12,700    Community Health Systems, Inc.*                                                      370
    19,700    HCA Holdings, Inc.                                                                   655
     7,800    LifePoint Hospitals, Inc.*                                                           334
     1,874    Ramsay Health Care                                                                    47
    63,900    Tenet Healthcare Corp.*                                                              400
                                                                                           -----------
                                                                                                 1,806
                                                                                           -----------
              HEALTH CARE SERVICES (0.2%)
    11,500    Express Scripts Holdings Co.*                                                        721
       822    Fresenius SE & Co.                                                                    95
                                                                                           -----------
                                                                                                   816
                                                                                           -----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES     SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
              HEALTH CARE SUPPLIES (0.0%)
       917    Coloplast A/S "B"                                                            $       191
                                                                                           -----------
              LIFE SCIENCES TOOLS & SERVICES (0.1%)
     4,200    Illumina, Inc.*                                                                      202
       325    Lonza Group AG                                                                        17
                                                                                           -----------
                                                                                                   219
                                                                                           -----------
              MANAGED HEALTH CARE (0.8%)
    13,900    Aetna, Inc.(a)                                                                       551
     6,900    CIGNA Corp.                                                                          326
    12,500    Health Net, Inc.*                                                                    281
    21,100    UnitedHealth Group, Inc.(a)                                                        1,169
    13,000    WellPoint, Inc.                                                                      754
                                                                                           -----------
                                                                                                 3,081
                                                                                           -----------
              PHARMACEUTICALS (3.9%)
    26,200    Abbott Laboratories(a)                                                             1,796
     7,535    AstraZeneca plc(a)                                                                   360
     6,363    Bayer AG(a)                                                                          546
    24,600    Bristol-Myers Squibb Co.(a)                                                          830
    26,000    Eli Lilly and Co.(a)                                                               1,233
     7,300    Endo Pharmaceuticals Holdings, Inc.*                                                 232
    22,765    GlaxoSmithKline plc(a)                                                               525
    31,600    Johnson & Johnson(a)                                                               2,178
    43,900    Merck & Co., Inc.(a)                                                               1,980
    15,600    Mylan, Inc.*                                                                         381
     6,494    Novartis AG(a)                                                                       397
       831    Novo Nordisk A/S(a)                                                                  131
     9,931    Orion Oyj "B"                                                                        212
       400    Otsuka Holdings Co. Ltd.                                                              12
   106,000    Pfizer, Inc.(a)                                                                    2,634
     3,486    Roche Holding AG(a)                                                                  651
     7,824    Sanofi-Aventis S.A.(a)                                                               667
     5,094    Teva Pharmaceutical Industries Ltd.(a)                                               207
    30,000    Warner Chilcott plc "A"                                                              405
     3,100    Watson Pharmaceuticals, Inc.*                                                        264
                                                                                           -----------
                                                                                                15,641
                                                                                           -----------
              Total Health Care                                                                 27,415
                                                                                           -----------

              INDUSTRIALS (4.7%)
              ------------------
              AEROSPACE & DEFENSE (1.3%)
     5,300    Alliant Techsystems, Inc.                                                            266
    10,605    BAE Systems plc                                                                       56
     9,700    Boeing Co.                                                                           675
    21,374    Cobham plc                                                                            77
     6,285    European Aeronautic Defense and Space Co. N.V.(a)                                    199
    10,700    Honeywell International, Inc.(a)                                                     639
    18,500    Huntington Ingalls Industries, Inc.*                                                 778
     3,300    Lockheed Martin Corp.                                                                308
    11,000    Northrop Grumman Corp.(a)                                                            731
     6,700    Raytheon Co.                                                                         383
     4,831    Rolls Royce Holdings PLC                                                              66
       459    Safran S.A.(a)                                                                        17
     7,700    Spirit AeroSystems Holdings, Inc. "A"*                                               171
    15,300    Textron, Inc.                                                                        400
     6,800    United Technologies Corp.                                                            532
       299    Zodiac Aerospace                                                                      29
                                                                                           -----------
                                                                                                 5,327
                                                                                           -----------
              AIR FREIGHT & LOGISTICS (0.1%)
     7,733    Deutsche Post AG                                                                     151

================================================================================

9  | USAA Global Opportunities Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES     SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
     3,600    United Parcel Service, Inc. "B"(a)                                           $       258
                                                                                           -----------
                                                                                                   409
                                                                                           -----------
              AIRLINES (0.0%)
    45,000    All Nippon Airways Co. Ltd.                                                           95
                                                                                           -----------
              BUILDING PRODUCTS (0.1%)
     6,009    Assa Abloy AB "B"                                                                    195
       218    Geberit AG                                                                            47
                                                                                           -----------
                                                                                                   242
                                                                                           -----------
              CONSTRUCTION & ENGINEERING (0.3%)
     1,029    ACS Actividades de Construccion y Servicios S.A.                                      21
    12,000    Chiyoda Corp.                                                                        187
     6,296    Ferrovial S.A.                                                                        82
     8,500    Quanta Services, Inc.                                                                210
     5,000    Taisei Corp.                                                                          14
    11,600    URS Corp.                                                                            410
     3,367    Vinci S.A.                                                                           143
                                                                                           -----------
                                                                                                 1,067
                                                                                           -----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
     5,400    AGCO Corp.(a)                                                                        256
    27,307    Fiat Industrial S.p.A.                                                               267
    20,000    Hino Motors                                                                          131
     6,400    Hitachi Construction Machinery Co. Ltd.                                              103
    30,900    Oshkosh Corp.*(a)                                                                    848
    13,200    Terex Corp.*                                                                         298
    16,276    Volvo AB "B"                                                                         228
     5,500    Wabtec Corp.                                                                         442
                                                                                           -----------
                                                                                                 2,573
                                                                                           -----------
              DIVERSIFIED SUPPORT SERVICES (0.0%)
     7,110    Babcock International Group plc                                                      106
                                                                                           -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    10,000    Fuji Electric Holdings Co. Ltd.                                                       20
     1,200    Roper Industries, Inc.                                                               132
     2,234    Schneider Electric S.A.(a)                                                           132
                                                                                           -----------
                                                                                                   284
                                                                                           -----------
              HEAVY ELECTRICAL EQUIPMENT (0.0%)
     1,464    ABB Ltd.                                                                              27
       485    Alstom S.A.                                                                           17
                                                                                           -----------
                                                                                                    44
                                                                                           -----------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
     3,611    Adecco S.A.                                                                          172
                                                                                           -----------
              INDUSTRIAL CONGLOMERATES (1.0%)
     5,400    3M Co.                                                                               499
       154    Delek Group Ltd.                                                                      26
   116,100    General Electric Co.(a)                                                            2,637
    12,000    Keppel Corp. Ltd.                                                                    111
     6,087    Koninklijke Philips Electronics N.V.                                                 142
       523    Siemens AG(a)                                                                         52
     6,886    Smiths Group plc                                                                     115
     7,300    Tyco International Ltd.(a)                                                           411
                                                                                           -----------
                                                                                                 3,993
                                                                                           -----------
              INDUSTRIAL MACHINERY (0.4%)
     1,831    Atlas Copco AB "A"                                                                    43
     6,000    Ingersoll-Rand plc                                                                   269
    36,900    ITT Corp.                                                                            743
     2,011    Kone Oyj "B"                                                                         139
     4,441    Metso Corp.                                                                          159

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES     SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
     3,831    Sandvik AB                                                                   $        52
                                                                                           -----------
                                                                                                 1,405
                                                                                           -----------
              MARINE (0.0%)
         1    A.P. Moller-Maersk A/S "B"(a)                                                         7
                                                                                           -----------
              OFFICE SERVICES & SUPPLIES (0.0%)
       843    Societe BIC S.A.                                                                     102
                                                                                           -----------
              RAILROADS (0.3%)
     2,100    Central Japan Railway Co.                                                            185
       800    East Japan Railway Co.                                                                53
     1,500    MTR Corp. Ltd.                                                                         6
     4,000    Odakyu Electric Railway Co. Ltd.                                                      42
     6,100    Union Pacific Corp.(a)                                                               724
     1,600    West Japan Railway Co.                                                                68
                                                                                           -----------
                                                                                                 1,078
                                                                                           -----------
              RESEARCH & CONSULTING SERVICES (0.1%)
     6,500    Equifax, Inc.(a)                                                                     303
                                                                                           -----------
              TRADING COMPANIES & DISTRIBUTORS (0.3%)
     2,600    GATX Corp.                                                                           110
    20,800    ITOCHU Corp.                                                                         211
    40,000    Marubeni Corp.(a)                                                                    255
     2,600    Mitsui & Co. Ltd.(a)                                                                  37
     2,614    Rexel S.A.                                                                            53
    12,100    Sumitomo Corp.(a)                                                                    163
     5,100    Toyota Tsusho Corp.                                                                  109
     6,000    United Rentals, Inc.*                                                                196
                                                                                           -----------
                                                                                                 1,134
                                                                                           -----------
              TRUCKING (0.1%)
    45,000    ComfortDelGro Corp. Ltd.                                                              63
     6,400    Con-Way, Inc.                                                                        175
     3,800    Hertz Global Holdings, Inc.*                                                          52
    20,000    Nippon Express Co.                                                                    76
                                                                                           -----------
                                                                                                   366
                                                                                           -----------
              Total Industrials                                                                 18,707
                                                                                           -----------

              INFORMATION TECHNOLOGY (9.2%)
              -----------------------------
              APPLICATION SOFTWARE (0.3%)
     2,230    Dassault Systemes S.A. ADR                                                           235
     2,755    SAP AG(a)                                                                            195
     8,700    Solarwinds, Inc.*                                                                    485
     8,300    Synopsys, Inc.*                                                                      274
                                                                                           -----------
                                                                                                 1,189
                                                                                           -----------
              COMMUNICATIONS EQUIPMENT (0.8%)
    82,000    Brocade Communications Systems, Inc.*                                                485
    78,500    Cisco Systems, Inc.(a)                                                             1,499
     8,000    Harris Corp.                                                                         410
    14,500    QUALCOMM, Inc.(a)                                                                    906
                                                                                           -----------
                                                                                                 3,300
                                                                                           -----------
              COMPUTER HARDWARE (1.9%)
    11,200    Apple, Inc.(a)                                                                     7,473
    15,400    Dell, Inc.(a)                                                                        152
     7,200    NCR Corp.                                                                            168
                                                                                           -----------
                                                                                                 7,793
                                                                                           -----------
              COMPUTER STORAGE & PERIPHERALS (0.3%)
    23,800    EMC Corp.*(a)                                                                        649
       294    Gemalto N.V.                                                                          26

================================================================================

11  | USAA Global Opportunities Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES     SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
    14,200    Western Digital Corp.(a)                                                     $       550
                                                                                           -----------
                                                                                                 1,225
                                                                                           -----------
              DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
     2,682    Amadeus IT Holding S.A. "A"                                                           63
    25,400    Computer Sciences Corp.                                                              818
    31,400    CoreLogic, Inc.*                                                                     833
     5,500    Fiserv, Inc.*(a)                                                                     407
    22,900    Lender Processing Services, Inc.                                                     639
     1,000    MasterCard, Inc. "A"(a)                                                              451
     4,800    NeuStar, Inc. "A"*                                                                   192
    11,900    Total System Services, Inc.(a)                                                       282
     7,600    Visa, Inc. "A"(a)                                                                  1,021
                                                                                           -----------
                                                                                                 4,706
                                                                                           -----------
              ELECTRONIC COMPONENTS (0.1%)
    30,900    Vishay Intertechnology, Inc.*                                                        304
                                                                                           -----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
     3,909    Hexagon AB "B"                                                                        84
     3,700    Hitachi High-Technologies Corp.                                                       89
    35,000    Hitachi Ltd.(a)                                                                      194
     8,200    Itron, Inc.*                                                                         354
       300    Keyence Corp.                                                                         77
     1,100    Yokogawa Electric Corp.                                                               13
                                                                                           -----------
                                                                                                   811
                                                                                           -----------
              HOME ENTERTAINMENT SOFTWARE (0.1%)
    23,100    Activision Blizzard, Inc.                                                            261
                                                                                           -----------
              INTERNET SOFTWARE & SERVICES (1.3%)
    14,200    Akamai Technologies, Inc.*                                                           543
    25,100    AOL, Inc.*(a)                                                                        884
     1,000    Dena Co. Ltd.                                                                         33
    12,200    eBay, Inc.*(a)                                                                       591
       900    Equinix, Inc.*                                                                       185
     2,800    Google, Inc. "A"*(a)                                                               2,113
     8,700    IAC/InterActiveCorp.                                                                 453
       554    Yahoo Japan Corp.                                                                    211
                                                                                           -----------
                                                                                                 5,013
                                                                                           -----------
              IT CONSULTING & OTHER SERVICES (1.1%)
    24,500    Booz Allen Hamilton Holding                                                          339
     2,667    Cap Gemini S.A.                                                                      113
    13,400    International Business Machines Corp.(a)                                           2,780
       500    ITOCHU Techno - Solutions Corp.                                                       26
     2,500    Otsuka Corp.                                                                         224
    44,100    SAIC, Inc.                                                                           531
     6,500    Teradata Corp.*                                                                      490
                                                                                           -----------
                                                                                                 4,503
                                                                                           -----------
              SEMICONDUCTOR EQUIPMENT (0.2%)
     4,686    ASML Holding N.V.                                                                    250
     5,700    KLA-Tencor Corp.                                                                     272
    18,900    Teradyne, Inc.*                                                                      269
                                                                                           -----------
                                                                                                   791
                                                                                           -----------
              SEMICONDUCTORS (0.5%)
    55,800    Intel Corp.(a)                                                                     1,265
       143    Mellanox Technologies Ltd.*                                                           15
     9,200    Microchip Technology, Inc.                                                           301
    41,400    Micron Technology, Inc.*                                                             248
                                                                                           -----------
                                                                                                 1,829
                                                                                           -----------
              SYSTEMS SOFTWARE (1.0%)
    96,000    Microsoft Corp.(a)                                                                 2,859

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES     SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
    41,800    Oracle Corp.(a)                                                              $     1,316
                                                                                           -----------
                                                                                                 4,175
                                                                                           -----------
              TECHNOLOGY DISTRIBUTORS (0.2%)
     8,900    Arrow Electronics, Inc.                                                              300
    11,700    Avnet, Inc.(a)                                                                       340
                                                                                           -----------
                                                                                                   640
                                                                                           -----------
              Total Information Technology                                                      36,540
                                                                                           -----------

              MATERIALS (2.2%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
     6,000    Tosoh Corp.                                                                           11
     3,300    Westlake Chemical Corp.                                                              241
                                                                                           -----------
                                                                                                   252
                                                                                           -----------
              CONSTRUCTION MATERIALS (0.0%)
     1,944    Imerys S.A.                                                                          114
                                                                                           -----------
              DIVERSIFIED CHEMICALS (0.3%)
     4,877    BASF SE(a)                                                                           411
     3,955    Lanxess AG                                                                           328
    10,000    Mitsubishi Gas Chemical Co., Inc.                                                     50
     5,100    PPG Industries, Inc.                                                                 586
                                                                                           -----------
                                                                                                 1,375
                                                                                           -----------
              DIVERSIFIED METALS & MINING (0.4%)
     1,527    Anglo American Capital plc(a)                                                         45
    10,011    BHP Billiton Ltd.(a)                                                                 343
    12,618    BHP Billiton plc(a)                                                                  392
     8,014    Boliden AB                                                                           134
    14,874    Iluka Resources Ltd.                                                                 153
     4,729    Oxiana Ltd.                                                                           33
     1,528    Rio Tinto Ltd.(a)                                                                     84
     6,007    Rio Tinto plc(a)                                                                     280
    12,285    Xstrata plc                                                                          190
                                                                                           -----------
                                                                                                 1,654
                                                                                           -----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
     2,900    CF Industries Holdings, Inc.(a)                                                      645
    11,978    Incitec Pivot Ltd.                                                                    37
     7,661    Israel Chemicals Ltd.                                                                 93
     8,300    Monsanto Co.(a)                                                                      755
       203    Syngenta AG                                                                           76
     3,463    Yara International ASA                                                               173
                                                                                           -----------
                                                                                                 1,779
                                                                                           -----------
              GOLD (0.0%)
        87    Randgold Resources Ltd.                                                               11
                                                                                           -----------
              INDUSTRIAL GASES (0.0%)
       769    Air Liquide S.A.                                                                      96
       431    Linde AG                                                                              74
                                                                                           -----------
                                                                                                   170
                                                                                           -----------
              PAPER PACKAGING (0.1%)
    10,300    Packaging Corp. of America                                                           374
                                                                                           -----------
              PAPER PRODUCTS (0.1%)
     5,300    Domtar Corp.(a)                                                                      415
                                                                                           -----------
              SPECIALTY CHEMICALS (0.6%)
    12,000    Daicel Chemical Industries Ltd.                                                       72
     3,160    Koninklijke DSM N.V.                                                                 158
     8,400    LyondellBasell Industries N.V. "A"(d)                                                434
       900    Newmarket Corp.                                                                      222

================================================================================

13  | USAA Global Opportunities Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES     SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
     2,800    Nitto Denko Corp.                                                            $       134
     4,300    Sherwin-Williams Co.                                                                 640
    10,400    Valspar Corp.                                                                        583
                                                                                           -----------
                                                                                                 2,243
                                                                                           -----------
              STEEL (0.1%)
    20,300    Commercial Metals Co.                                                                268
    69,900    Fortescue Metals Group Ltd.                                                          253
     1,403    Voestalpine AG(a)                                                                     42
                                                                                           -----------
                                                                                                   563
                                                                                           -----------
              Total Materials                                                                    8,950
                                                                                           -----------

              TELECOMMUNICATION SERVICES (2.4%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.7%)
    77,700    AT&T, Inc.(a)                                                                      2,929
    55,341    BT Group plc(a)                                                                      206
     6,000    CenturyLink, Inc.                                                                    242
     9,238    Deutsche Telekom AG                                                                  114
    72,300    Frontier Communications Corp.                                                        354
     5,900    Nippon Telegraph & Telephone Corp.(a)                                                281
       579    Swisscom AG                                                                          233
    54,293    Telecom Italia S.p.A.(a)                                                              55
    44,800    Verizon Communications, Inc.(a)                                                    2,042
     8,112    Vivendi S.A.                                                                         158
                                                                                           -----------
                                                                                                 6,614
                                                                                           -----------
              WIRELESS TELECOMMUNICATION SERVICES (0.7%)
     6,400    Crown Castle International Corp.*                                                    410
     5,300    KDDI Corp.                                                                           411
       254    Millicom International Cellular S.A.                                                  24
         7    NTT DOCOMO, Inc.                                                                      11
    10,000    SoftBank Corp.(a)                                                                    405
    96,200    Sprint Nextel Corp.*                                                                 531
    28,801    Telephone & Data Systems, Inc.                                                       738
   100,980    Vodafone Group plc(a)                                                                287
                                                                                           -----------
                                                                                                 2,817
                                                                                           -----------
              Total Telecommunication Services                                                   9,431
                                                                                           -----------

              UTILITIES (2.4%)
              ----------------
              ELECTRIC UTILITIES (1.2%)
     6,000    Cheung Kong Infrastructure Holdings Ltd.                                              36
     7,900    Duke Energy Corp.                                                                    512
     6,700    Edison International(a)                                                              306
    61,225    EDP-Energias de Portugal(a)                                                          169
    54,482    Enel S.p.A.(a)                                                                       193
    13,800    Great Plains Energy, Inc.                                                            307
    18,000    Hawaiian Electric Industries, Inc.                                                   474
     4,000    Hong Kong Electric Holdings Ltd.                                                      34
    44,296    Iberdrola S.A.(a)                                                                    201
     3,900    NextEra Energy, Inc.                                                                 274
    38,900    NV Energy, Inc.                                                                      701
    12,300    Pinnacle West Capital Corp.                                                          649
     3,268    Red Electrica de Espana                                                              155
     3,134    Scottish & Southern Energy plc(a)                                                     70
    11,900    Southern Co.                                                                         549
    62,136    SP AusNet                                                                             67
                                                                                           -----------
                                                                                                 4,697
                                                                                           -----------
              GAS UTILITIES (0.1%)
     9,202    Enagas S.A.                                                                          181
    10,952    Gas Natural SDG S.A.                                                                 155

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES     SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
     7,100    Hong Kong and China Gas Co., Ltd.                                            $        18
                                                                                           -----------
                                                                                                   354
                                                                                           -----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
    38,300    AES Corp.*                                                                           420
    25,200    Calpine Corp.*                                                                       436
    12,000    NRG Energy, Inc.                                                                     257
                                                                                           -----------
                                                                                                 1,113
                                                                                           -----------
              MULTI-UTILITIES (0.7%)
    23,800    Ameren Corp.(a)                                                                      778
    13,000    CenterPoint Energy, Inc.                                                             277
     1,152    Centrica plc                                                                           6
    16,900    CMS Energy Corp.                                                                     398
     8,000    Consolidated Edison, Inc.(a)                                                         479
     9,900    DTE Energy Co.(a)                                                                    593
       926    Gaz de France S.A.(a)                                                                 21
    39,063    National Grid plc                                                                    431
                                                                                           -----------
                                                                                                 2,983
                                                                                           -----------
              WATER UTILITIES (0.1%)
    13,100    American Water Works Co., Inc.                                                       485
                                                                                           -----------
              Total Utilities                                                                    9,632
                                                                                           -----------
              Total Common Stocks (cost: $186,616)                                             214,997
                                                                                           -----------

              PREFERRED SECURITIES (0.3%)

              CONSUMER DISCRETIONARY (0.1%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.1%)
     1,148    Volkswagen AG(a)                                                                     209
                                                                                           -----------

              CONSUMER STAPLES (0.0%)
              -----------------------
              HOUSEHOLD PRODUCTS (0.0%)
       682    Henkel AG & Co. KGaA                                                                  54
                                                                                           -----------

              ENERGY (0.2%)
              -------------

              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
     1,000    Chesapeake Energy Corp., 5.75%, perpetual(e)                                         938
                                                                                           -----------
              Total Preferred Securities (cost: $1,134)                                          1,201
                                                                                           -----------

              EQUITY EXCHANGE-TRADED FUNDS (39.3%)

              FOREIGN EXCHANGE-TRADED FUNDS (39.3%)
              -------------------------------------
   570,400    iShares MSCI EAFE Index Fund(a)                                                   30,231
   405,000    iShares MSCI EMU Index Fund(a)                                                    12,170
 2,102,983    iShares MSCI Germany Index Fund(a)                                                47,485
 1,750,000    iShares MSCI Italy Index Fund                                                     21,053

================================================================================

15  | USAA Global Opportunities Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES     SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
 1,100,000    Vanguard MSCI Emerging Markets ETF(a)                                        $    45,925
                                                                                           -----------
              Total Foreign Exchange-Traded Funds                                              156,864
                                                                                           -----------
              Total EQUITY EXCHANGE-TRADED FUNDS (cost: $152,322)                              156,864
                                                                                           -----------
              Total Equity Securities (cost: $340,072)                                         373,062
                                                                                           -----------

PRINCIPAL
AMOUNT                                                          COUPON
(000)         SECURITY                                            RATE        MATURITY
------------------------------------------------------------------------------------------------------
              BONDS (5.5%)

              CORPORATE OBLIGATIONS (2.6%)

              ENERGY (0.5%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.5%)
$    2,000    Quicksilver Resources, Inc.                        11.75%       1/01/2016          2,030
                                                                                           -----------
              FINANCIALS (1.3%)
              -----------------
              LIFE & HEALTH INSURANCE (0.2%)
     1,000    StanCorp Financial Group, Inc. (a)                  6.90        6/01/2067            980
                                                                                           -----------
              MULTI-LINE INSURANCE (0.7%)
     2,000    Genworth Financial, Inc. (a)                        6.15       11/15/2066          1,293
       500    Glen Meadow (a),(e)                                 6.51        2/12/2067            422
     1,000    Nationwide Mutual Insurance Co. (a),(e)             5.81       12/15/2024            921
                                                                                           -----------
                                                                                                 2,636
                                                                                           -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
     1,000    ILFC E-Capital Trust II (a),(e)                     6.25       12/21/2065            795
     1,000    ING Capital Funding Trust III (a)                   3.96(f)             -(g)         924
                                                                                           -----------
                                                                                                 1,719
                                                                                           -----------
              Total Financials                                                                   5,335
                                                                                           -----------

              INDUSTRIALS (0.5%)
              ------------------
              AEROSPACE & DEFENSE (0.2%)
     1,000    Textron Financial Corp. (a),(e)                     6.00        2/15/2067            850
                                                                                           -----------
              AIRLINES (0.3%)
       962    US Airways Group, Inc. Pass-Through Trust
                 (INS)                                            7.08        3/20/2021            983
                                                                                           -----------
              Total Industrials                                                                  1,833
                                                                                           -----------

              UTILITIES (0.3%)
              ----------------
              ELECTRIC UTILITIES (0.3%)
     1,906    Texas Competitive Electric Holdings Co., LLC(h)     4.76       10/10/2017          1,316
                                                                                           -----------
              Total Corporate Obligations(cost: $8,618)                                         10,514
                                                                                           -----------

              EURODOLLAR AND YANKEE OBLIGATIONS (0.3%)

              FINANCIALS (0.3%)
              -----------------
              DIVERSIFIED BANKS (0.2%)
     1,000    BayernLB Capital Trust l                            6.20        3/29/2049            390
       200    LBG Capital No.1 plc (a)                            8.00                -(g)         193
                                                                                           -----------
                                                                                                   583
                                                                                           -----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
              MULTI-LINE INSURANCE (0.1%)
$      600    Oil Insurance Ltd. (a),(e)                          3.44%(f)           -(g)  $       527
                                                                                           -----------
              Total Financials                                                                   1,110
                                                                                           -----------
              Total Eurodollar and Yankee Obligations (cost: $934)                               1,110
                                                                                           -----------

              COMMERCIAL MORTGAGE SECURITIES (2.6%)

              FINANCIALS (2.6%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (2.6%)
     1,000    Banc of America Commercial Mortgage, Inc.           5.77       5/10/2045             994
     1,000    Bear Stearns Commercial Mortgage Securities,
                 Inc.                                             4.99       9/11/2042           1,013
     1,000    Citigroup Commercial Mortgage Trust                 5.73       3/15/2049             970
     1,000    Commercial Mortgage Pass-Through
                 Certificates                                     5.21       6/10/2044           1,042
     1,000    GE Capital Commercial Mortgage Corp.                5.33       3/10/2044             898
     1,000    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                 5.04      10/15/2042             874
     1,000    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                 5.48       5/15/2045             949
     1,000    Merrill Lynch Mortgage Trust                        5.14       7/12/2038           1,024
     1,000    Merrill Lynch Mortgage Trust                        5.67       5/12/2039             925
     1,000    Wachovia Bank Commercial Mortgage Trust (e)         4.94      11/15/2034             997
     1,000    Wachovia Bank Commercial Mortgage Trust             5.36      12/15/2044             889
                                                                                           -----------
                                                                                                10,575
                                                                                           -----------
              Total Financials                                                                  10,575
                                                                                           -----------
              Total Commercial Mortgage Securities (cost: $9,805)                               10,575
                                                                                           -----------
              Total Bonds (cost: $19,357)                                                       22,199
                                                                                           -----------

NUMBER OF
SHARES
------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (0.7%)

              MONEY MARKET FUNDS (0.7%)
 2,807,556    State Street Institutional Liquid Reserve Fund, 0.21% (d),(i)(cost: $2,808)        2,808
                                                                                           -----------

              TOTAL INVESTMENTS (COST: $362,237)                                           $   398,069
                                                                                           ===========

NUMBER
OF
CONTRACTS
------------------------------------------------------------------------------------------------------
              PURCHASED OPTIONS (0.8%)
    17,350    Put - iShares MSCI EAFE Index expiring October 20, 2012 at 51                        607
     1,700    Put - iShares MSCI EAFE Index expiring October 20, 2012 at 52                         97
     9,500    Put - iShares MSCI EAFE Index expiring October 20, 2012 at 53                        884
     9,650    Put - iShares MSCI Emerging Markets Index expiring October 20, 2012 at 40            323
     1,300    Put - iShares MSCI Emerging Markets Index expiring October 20, 2012 at 40.5           59
       435    Put - S&P 500 Index expiring October 20, 2012 at 1380                                226
       800    Put - S&P 500 Index expiring October 20, 2012 at 1410                                824
                                                                                           -----------

              TOTAL PURCHASED OPTIONS (COST: $3,186)                                       $     3,020
                                                                                           ===========

================================================================================

17  | USAA Global Opportunities Fund

================================================================================

NUMBER                                                                                          MARKET
OF                                                                                               VALUE
CONTRACTS     SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
              WRITTEN OPTIONS (0.5%)
    (5,000)   Call - iShares MSCI Emerging Markets Index expiring October 20, 2012 at 41   $      (500)
    (7,500)   Call - iShares MSCI EAFE Index expiring October 20, 2012 at 54                      (353)
      (300)   Call - S&P 500 Index expiring October 20, 2012 at 1410                              (997)
      (200)   Put - S&P 500 Index expiring October 20, 2012 at 1300                                (28)
                                                                                           -----------

              TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $2,346)                            $    (1,878)
                                                                                           ===========

                                                                                          UNREALIZED
 NUMBER OF                                                                               APPRECIATION/
 CONTRACTS                                         EXPIRATION         CONTRACT          (DEPRECIATION)
LONG/(SHORT)                                          DATE           VALUE (000)             (000)
------------------------------------------------------------------------------------------------------
              FUTURES (0.4%)
        24    S&P 500 E-Mini Index Futures(j)      12/21/2012          1,721                        1
                                                                      ------              -----------

              TOTAL FUTURES                                           $1,721              $         1
                                                                      ======              ===========

($ IN 000s)                                                   VALUATION HIERARCHY
                                                              -------------------

                                            (LEVEL 1)        (LEVEL 2)
                                          QUOTED PRICES        OTHER         (LEVEL 3)
                                            IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                             MARKETS        OBSERVABLE      UNOBSERVABLE
                                          FOR IDENTICAL       INPUTS           INPUTS
ASSETS                                       ASSETS                                               TOTAL
-------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                           $     214,997     $        --     $         --     $  214,997
  Preferred Securities                              263             938               --          1,201
  Equity Exchange-Traded Funds                  156,864              --               --        156,864
Bonds:
  Corporate Obligations                              --           9,531              983         10,514
  Eurodollar And Yankee Obligations                  --           1,110               --          1,110
  Commercial Mortgage Securities                     --          10,575               --         10,575
Money Market Instruments:
  Money Market Funds                              2,808              --               --          2,808
  Purchased Options                               3,020              --               --          3,020
Futures:
  Futures                                             1              --               --              1
-------------------------------------------------------------------------------------------------------
Total                                     $     377,953     $    22,154     $        983     $  401,090
-------------------------------------------------------------------------------------------------------

                                           (LEVEL 1)        (LEVEL 2)
                                         QUOTED PRICES        OTHER         (LEVEL 3)
                                           IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                            MARKETS        OBSERVABLE      UNOBSERVABLE
                                         FOR IDENTICAL       INPUTS           INPUTS
LIABILITIES                               LIABILITIES                                            TOTAL
------------------------------------------------------------------------------------------------------
Written Options                                 (1,878)    $        --     $          --    $   (1,878)
------------------------------------------------------------------------------------------------------
Total                                    $      (1,878)    $        --     $          --    $   (1,878)
------------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                           PREFERRED        CORPORATE
                                                         COMMON STOCK     SECURITIES      OBLIGATIONS
-----------------------------------------------------------------------------------------------------
Balance as of December 31, 2011                                    $1             $1               $-
Purchases                                                           7              -                -
Sales                                                              (2)            (1)            (110)
Transfers into Level 3                                              -              -            1,007
Transfers out of Level 3                                            -              -                -
Net realized gain (loss)                                           (5)             -                2
Change in net unrealized appreciation/depreciation                 (1)             -               84
-----------------------------------------------------------------------------------------------------
Balance as of September 30, 2012                                   $-             $-             $983
-----------------------------------------------------------------------------------------------------

For the period of January 1, 2012, through June 30, 2012, equity securities with a fair value of $166,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Corporate obligations with a fair value of $1,007,000 were transferred from Level 2 to Level 3 due to using a single broker quote provided to the Fund's pricing service. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

19  | USAA Global Opportunities Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Global Opportunities Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program or other persons or legal entities that the Fund may approve from time to time.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to

================================================================================

20  | USAA Global Opportunities Fund

================================================================================

local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and one of the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges

================================================================================

21  | USAA Global Opportunities Fund

================================================================================

determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred securities and all bonds, which are valued based on methods discussed in Note A5.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are supported by quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

quoted prices. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of

================================================================================

23  | USAA Global Opportunities Fund

================================================================================

equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

G. As of September 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2012, were $42,731,000 and $7,065,000, respectively, resulting in net unrealized appreciation of $35,666,000.

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $399,070,000 at September 30, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 45.7% of net assets at September 30, 2012.

I. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

REIT     Real estate investment trust

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at September 30, 2012.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at September 30, 2012, was zero.

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25  | USAA Global Opportunities Fund

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(c)  Security was fair valued at September 30, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(d) The security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2012.
(e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(f) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at September 30, 2012.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at September 30, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(i) Rate represents the money market fund annualized seven-day yield at September 30, 2012.
(j) Cash with a value of $124,000 is segregated as collateral for initial margin requirements on open futures contracts.
*    Non-income-producing security.

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                                         Notes to Portfolio of Investments |  26


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     11/26/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     11/26/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     11/26/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.